Long-term debt (Tables)	12 Months Ended
May 31, 2019
Long-term debt
Schedule of detailed information about borrowings

	May 31,	May 31,
	2019	2018
Term loan - $25,000 - Canadian Five Year Bond interest rate plus 2.73% with a minimum 4.50%, 5 year term, with a 15-year amortization, repayable in blended monthly payments, due in July 2023	$24,022	$—

Term loan - $25,000 - 3.95%, compounded monthly, 5 year term with a 15-year amortization, repayable in equal monthly instalments of $188 including interest, due in April 2022	23,352	24,107

Term loan - $1,250 - 3.99%, 5-year term, with a 10-year amortization, repayable in equal monthly instalments of $13 including interest, due in July 2021	946	1,057

Mortgage payable - $3,750 - 3.95%, 5-year term, with a 20-year amortization, repayable in equal monthly instalments of $23 including interest, due in July 2021	3,380	3,515

Vendor take-back mortgage owed to related party - $2,850 - 6.75%, 5-year term, repayable in equal monthly instalments of $56 including interest, due in June 2021	1,305	1,869

Term loan - €5,000 - Euro Interbank Offered Rate + 1.79%, 5-year term, repayable in quarterly instalments of €250 plus interest, due in December 2023	7,169	—

Term loan - €5,000 - Euro Interbank Offered Rate + 2.68%, 5-year term, repayable in quarterly instalments of €250 plus interest, due in December 2023	7,169	—
	67,343	30,548
Deduct - unamortized financing fees	(116)	(71)
- principal portion included in current liabilities	(6,332)	(2,140)
	$60,895	$28,337

Schedule of long-term debt repayments

Next 12 months	$6,332
2 years	6,499
3 years	6,039
4 years	6,119
5 years	6,259
Thereafter	36,095
Balance of obligation	$67,343